Transition to IFRS 9 and IFRS 15 (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2019
Disclosure of comparative information prepared under previous GAAP [abstract]
Disclosure of comparative information prepared under previous GAAP
The impact of the transition on the opening consolidated statement of financial position is set out in the following table:

Impact of transition	31 March 2018 As previously reported	Transition adjustments		1 April 2018
		IFRS 9	IFRS 15
	£m	£m	£m	£m
Non-current assets
Goodwill	5,444	—	—	5,444
Other intangible assets	899	—	—	899
Property, plant and equipment	39,853	—	—	39,853
Other non-current assets	115	—	—	115
Pension assets	1,409	—	—	1,409
Financial and other investments	899	—[1]	—	899
Investments in joint ventures and associates	2,168	—	—	2,168
Derivative financial assets	1,319	—	—	1,319
Total non-current assets	52,106	—	—	52,106
Current assets
Inventories and current intangible assets	341	—	—	341
Trade and other receivables	2,798	—[2]	(3)	2,795
Current tax assets	114	—	—	114
Financial and other investments	2,694	—[1]	—	2,694
Derivative financial assets	405	—	—	405
Cash and cash equivalents	329	—	—	329
Total current assets	6,681	—	(3)	6,678
Total assets	58,787	—	(3)	58,784
Current liabilities
Borrowings	(4,447)	—	—	(4,447)
Derivative financial liabilities	(401)	—	—	(401)
Trade and other payables	(3,453)	—	59[7]	(3,394)
Contract liabilities	—	—	(53)[7]	(53)
Current tax liabilities	(123)	—	—	(123)
Provisions	(273)	—	—	(273)
Total current liabilities	(8,697)	—	6	(8,691)
Non-current liabilities
Borrowings	(22,178)	(32)[3]	—	(22,210)
Derivative financial liabilities	(660)	—	—	(660)
Other non-current liabilities	(1,317)	—	567[7]	(750)
Contract liabilities	—	—	(813)[7]	(813)
Deferred tax liabilities	(3,636)	5[4]	74[8]	(3,557)
Pensions and other post-retirement benefit obligations	(1,672)	—	—	(1,672)
Provisions	(1,779)	—	—	(1,779)
Total non-current liabilities	(31,242)	(27)	(172)	(31,441)
Total liabilities	(39,939)	(27)	(166)	(40,132)
Net assets	18,848	(27)	(169)	18,652
Equity
Share capital	452	—	—	452
Share premium account	1,321	—	—	1,321
Retained earnings	21,599	(99)[5]	(169)[9]	21,331
Other equity reserves	(4,540)	72[6]	—	(4,468)
Total shareholders’ equity	18,832	(27)	(169)	18,636
Non-controlling interests	16	—	—	16
Total equity	18,848	(27)	(169)	18,652

Disclosure of financial assets at date of initial application of IFRS 9
The table below illustrates those financial assets and liabilities that have been reclassified at 1 April 2018:

Financial asset/liability	Note	Original measurement category under IAS 39	New measurement category under IFRS 9	Original carrying amount under IAS 39	Change to measurement basis under IFRS 9	New carrying amount under IFRS 9
				£m	£m	£m
Money market funds and fund investments in equities and bonds	15	Available-for-sale investments	Financial assets at FVTPL	2,294	—	2,294
Cash surrender value of life insurance policies and investments in debt securities	15	Available-for-sale investments	Financial assets at FVOCI	343	—	343
Investments in equity securities	15	Available-for-sale investments	Financial assets at FVOCI (equity instruments)	84	—	84
Loans to joint ventures and associates and restricted balances	15	Loans and receivables	Financial assets at amortised cost	872	—	872
Borrowings	21	Financial liabilities at amortised cost	Financial liabilities at fair value through profit and loss	(570)	(32)	(602)

Disclosure of financial liabilities at date of initial application of IFRS 9
The table below illustrates those financial assets and liabilities that have been reclassified at 1 April 2018:

Financial asset/liability	Note	Original measurement category under IAS 39	New measurement category under IFRS 9	Original carrying amount under IAS 39	Change to measurement basis under IFRS 9	New carrying amount under IFRS 9
				£m	£m	£m
Money market funds and fund investments in equities and bonds	15	Available-for-sale investments	Financial assets at FVTPL	2,294	—	2,294
Cash surrender value of life insurance policies and investments in debt securities	15	Available-for-sale investments	Financial assets at FVOCI	343	—	343
Investments in equity securities	15	Available-for-sale investments	Financial assets at FVOCI (equity instruments)	84	—	84
Loans to joint ventures and associates and restricted balances	15	Loans and receivables	Financial assets at amortised cost	872	—	872
Borrowings	21	Financial liabilities at amortised cost	Financial liabilities at fair value through profit and loss	(570)	(32)	(602)